Related Party Transactions - Schedule of Due to Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Due to Related Party [Abstract]
Balance beginning	$ 24,842	$ 25,929
Exchange difference	1,871	(1,087)
Balance ending	$ 26,713	$ 24,842